Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the S&P 500® Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the following is added as the sixth bullet:
●
Pursuing its investment strategy to duplicate the investment composition of the MSCI EAFE Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
●
Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

EQUITY INDEX FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the S&P 500® Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
●
Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

GROWTH EQUITY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Emerging Markets Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

International Equity Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the following is added as the sixth bullet:
●
Pursuing its investment strategy to duplicate the investment composition of the MSCI EAFE Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
●
Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.

Value Equity Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
●
Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.

Growth Equity Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the first bullet is deleted in its entirety and replaced with the following:
●
Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the sixth bullet is deleted in its entirety and replaced with the following:
●
Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
●
Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
●
Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
●
Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.